ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE U.S. TREASURY INTERMEDIATE FUND
Unaudited		February 28, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE- BACKED) 93.7%
U.S. Government Agency Obligations (1) 2.2%
Private Export Funding, 4.55%, 5/15/15	5,740	5,589
		5,589
U.S. Treasury Obligations 91.5%
U.S. Treasury Bonds, 7.50%, 11/15/16	4,700	5,821
U.S. Treasury Bonds, 7.625%, 11/15/22	2,500	3,335
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	15,663	15,680
U.S. Treasury Inflation-Indexed Notes, 3.50%, 1/15/11	5,485	5,891
U.S. Treasury Notes, 3.875%, 7/15/10	20,500	19,895
U.S. Treasury Notes, 3.875%, 9/15/10	6,000	5,815
U.S. Treasury Notes, 4.00%, 3/15/10	4,000	3,905
U.S. Treasury Notes, 4.00%, 4/15/10	25,000	24,398
U.S. Treasury Notes, 4.00%, 2/15/15	6,600	6,313
U.S. Treasury Notes, 4.25%, 8/15/13	18,430	18,007
U.S. Treasury Notes, 4.25%, 11/15/13	21,100	20,596
U.S. Treasury Notes, 4.25%, 8/15/14	17,500	17,060
U.S. Treasury Notes, 4.25%, 11/15/14	10,000	9,742
U.S. Treasury Notes, 4.50%, 11/15/15	3,500	3,475
U.S. Treasury Notes, 4.50%, 2/15/16	8,000	7,969
U.S. Treasury Notes, 4.75%, 5/15/14	22,000	22,192
U.S. Treasury Notes, 4.875%, 2/15/12	14,450	14,644
U.S. Treasury Notes, 5.00%, 8/15/11	13,000	13,244
U.S. Treasury Notes, 6.00%, 8/15/09	7,000	7,299
U.S. Treasury Notes, Stripped Interest, 0.00%, 11/15/11 (2)	7,900	7,643
		232,924

Total U.S. Government Agency Obligations
(Excluding Mortgage- Backed) (Cost $243,392)		238,513

U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES 5.7%
U.S. Government Obligations 5.7%
Government National Mortgage Assn.
6.00%, 12/15/08 - 11/15/17	5,477	5,617
6.50%, 6/15/08 - 10/20/34	604	630
7.00%, 3/15/13 - 9/15/16	458	476
7.50%, 10/15/07 - 11/15/17	219	227
8.00%, 2/15/08 - 10/15/25	158	168
8.50%, 7/15/08 - 4/15/23	60	62
9.00%, 12/15/19 - 2/20/27	13	13
9.50%, 12/15/24 - 5/15/25	80	88
10.00%, 8/15/19	4	5
10.50%, 2/20/16 - 6/20/19	49	54
11.00%, 2/15/10 - 12/15/19	122	133
11.50%, 3/15/10 - 2/15/18	200	218
12.50%, 10/15/13 - 3/15/15	16	17
Government National Mortgage Assn., CMO
2.212%, 10/16/17	3,820	3,580
2.946%, 3/16/19	1,900	1,805
3.022%, 1/16/19 (3)	1,385	1,325
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $14,751)		14,418

SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Investment Fund, 4.47% (4)(5)	365	365
Total Short-Term Investments (Cost $365)		365

Total Investments in Securities
99.5% of Net Assets (Cost $258,508)		$ 253,296

†	Denominated in U.S. dollars unless otherwise noted
(1)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
(2)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(3)	Variable Rate; rate shown is effective rate at period-end
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
CMO	Collateralized Mortgage Obligation

Open Futures Contracts at February 28, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 20 U.S. Treasury ten year contracts	6/06	$ 2,147	$ 6
Net payments (receipts) of variation
margin to date			2
Variation margin receivable (payable)
on open futures contracts			$ 8

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. TREASURY INTERMEDIATE FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $258,508,000. Net unrealized loss aggregated $5,206,000 at period-end, of which $209,000 related to appreciated investments and $5,415,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $39,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $365,000 and $856,000, respectively.

T. ROWE PRICE U.S. TREASURY LONG-TERM FUND
Unaudited		February 28, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE- BACKED) 92.5%
U.S. Treasury Obligations 92.5%
U.S. Treasury Bonds, 4.50%, 2/15/36	2,500	2,491
U.S. Treasury Bonds, 5.375%, 2/15/31	9,388	10,451
U.S. Treasury Bonds, 6.00%, 2/15/26	15,684	18,328
U.S. Treasury Bonds, 6.125%, 8/15/29	7,784	9,399
U.S. Treasury Bonds, 6.25%, 8/15/23	18,042	21,335
U.S. Treasury Bonds, 6.25%, 5/15/30	9,639	11,874
U.S. Treasury Bonds, 7.125%, 2/15/23	28,757	36,804
U.S. Treasury Bonds, 7.625%, 2/15/25	19,575	26,708
U.S. Treasury Bonds, 7.875%, 2/15/21	12,978	17,346
U.S. Treasury Bonds, 8.875%, 2/15/19	24,476	34,328
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	2,231	2,244
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25	2,108	2,240
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	8,606	8,616
U.S. Treasury Inflation-Indexed Notes, 3.50%, 1/15/11	1,917	2,059
U.S. Treasury Notes, 3.125%, 1/31/07	2,396	2,362
Total U.S. Government Agency Obligations (Excluding Mortgage- Backed)
(Cost $188,443)		206,585

U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES 4.2%
U.S. Government Obligations 4.2%
Government National Mortgage Assn.
6.00%, 11/15/12 - 2/15/18	3,632	3,726
6.50%, 7/15/09 - 10/20/34	508	524
7.00%, 11/20/23 - 3/15/31	3	3
8.00%, 8/15/07 - 3/15/17	64	67
8.50%, 7/15/08 - 2/15/27	332	347
9.00%, 9/15/08 - 8/15/25	547	591
10.00%, 12/15/17 - 7/15/22	78	86
10.50%, 11/15/16 - 7/15/19	15	16
11.50%, 10/15/10 - 8/15/15	17	19
Government National Mortgage Assn., CMO
4.485%, 10/16/33	1,374	1,318
4.994%, 3/16/30	1,145	1,120
6.50%, 5/20/28	1,439	1,468
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $9,220)		9,285
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Investment Fund, 4.47% (1)(2)	9,339	9,339
Total Money Market Funds (Cost $9,339)		9,339
Total Investments in Securities
100.9% of Net Assets (Cost $207,002)		$ 225,209

†	Denominated in U.S. dollars unless otherwise noted
(1)	Seven-day yield
(2)	Affiliated company - see Note 4
CMO	Collateralized Mortgage Obligation

Open Futures Contracts at February 28, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 205 U.S. Treasury ten year notes
contracts	6/06	$ 22,003	$ 58
Net payments (receipts) of variation
margin to date			19
Variation margin receivable (payable)
on open futures contracts			$ 77

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. TREASURY LONG-TERM FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Long-Term Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income consistent with maximum credit protection.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $207,002,000. Net unrealized gain aggregated $18,265,000 at period-end, of which $18,818,000 related to appreciated investments and $553,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $129,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $9,339,000 and $2,456,000, respectively.

T. ROWE PRICE U.S. TREASURY MONEY FUND
Unaudited		February 28, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)
U.S. TREASURY OBLIGATIONS 117.4%
U.S. Treasury Bills
3.881%, 4/6/06	35,000	34,864
4.086%, 4/6/06	70,000	69,714
4.13%, 6/8/06	1,303	1,288
4.138%, 6/8/06	768	759
4.15%, 4/13/06	20,000	19,901
4.171%, 6/8/06	30,000	29,656
4.18%, 3/2/06	28	28
4.236%, 3/9/06	70,000	69,934
4.252%, 7/13/06	20,000	19,683
4.255%, 3/2/06	20,000	19,998
4.26%, 3/2/06	5,000	4,999
4.263%, 4/20/06	20,000	19,882
4.265%, 3/2/06	43,807	43,802
4.292%, 4/27/06	40,000	39,728
4.294%, 3/9/06	35,000	34,967
4.295%, 3/2/06	31,921	31,917
4.305%, 3/2/06	50,000	49,994
4.312%, 7/20/06	20,000	19,662
4.325%, 3/16/06	1,344	1,342
4.33%, 3/2/06	1,858	1,858
4.335%, 3/16/06	13,656	13,631
4.34%, 3/16/06	25,000	24,955
4.345%, 3/16/06	10,000	9,982
4.356%, 3/23/06	65,000	64,827
4.366%, 5/4/06	40,000	39,689
4.39%, 5/11/06	20,000	19,827
4.395%, 3/30/06	130,000	129,556
4.405%, 3/23/06	50,000	49,865
4.44%, 5/18/06	20,000	19,808
4.453%, 5/25/06	20,000	19,790
4.503%, 6/1/06	20,000	19,772
U.S. Treasury Notes
2.375%, 8/31/06	28,000	27,812
2.75%, 6/30/06	20,000	19,898
2.875%, 11/30/06	40,000	39,554
Total U.S. Treasury Obligations (Cost $1,012,942)		1,012,942
Total Investments in Securities
117.4% of Net Assets (Cost $1,012,942)	$ 1,012,942

(1)	Denominated in U.S. dollars unless otherwise noted

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. TREASURY MONEY FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $1,012,942,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 24, 2006